Subsequent Events (Details) $ / shares in Units, $ in Thousands			1 Months Ended
	Apr. 14, 2022	Mar. 04, 2022 USD ($)	Oct. 31, 2022 USD ($)	Feb. 28, 2022 USD ($) ft²	Jan. 31, 2022 USD ($) $ / shares shares
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Paid in cash (in Dollars)					$ 1,800
Subsequent Event [Member] | 2021 SI Plan [Member]
Subsequent Events (Details) [Line Items]
Stock options to employees (in Shares) | shares					3,646,557
Exercise price per share (in Dollars per share) | $ / shares					$ 5.32
Subsequent Event [Member] | Beverly Hills, California Flagship Store Lease [Member]
Subsequent Events (Details) [Line Items]
Area of property (in Square Feet) | ft²				13,000
Term of contract				126 months
Rent fees first 12 months (in Dollars)				$ 1,534
Percent increase in rent fees each 12 months thereafter				3.00%
Number of options to extend				2
Lease, renewal term				5 years
Notice period				9 months
Tenant improvements (in Dollars)				$ 1,030
Letter of credit (in Dollars)		$ 1,500
Renewal term		1 year
Forecast [Member]
Subsequent Events (Details) [Line Items]
Number Of Reservations Received For Vehicles	14,000
Unpaid indications of interest	14,000
Paid in cash (in Dollars)			$ 3,400
Interest			5.00%
Forecast [Member] | Contract Manufacturing and Supply Agreement [Member]
Subsequent Events (Details) [Line Items]
Initial term period				9 years
Chief Executive Officer [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Receiving annual base salary reduction	25.00%
Chief Product And User Ecosystem Officer [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Receiving annual base salary reduction	25.00%